Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets	The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment owned and leased are set out below:

(Canadian $ in millions)							2020						2019
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets (1)	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total
Cost
Balance at beginning of year	109	1,534	2,470	973	1,615	na	6,701	145	1,627	2,229	933	1,514	6,448
Impact from adopting IFRS 16 (1) (2)	–	(23)	(65)	–	–	2,053	1,965	na	na	na	na	na	na
Additions /lease modifications	8	53	168	41	167	559	996	10	86	343	57	124	620
Disposals (3)	(6)	(116)	(104)	(122)	(28)	(22)	(398)	(45)	(179)	(102)	(15)	(24)	(365)
Foreign exchange and other	1	6	12	12	15	(10)	36	(1)	–	–	(2)	1	(2)
Balance at end of year	112	1,454	2,481	904	1,769	2,580	9,300	109	1,534	2,470	973	1,615	6,701
Accumulated Depreciation and Impairment
Balance at beginning of year	–	961	1,786	742	1,157	na	4,646	–	1,016	1,662	704	1,080	4,462
Impact from adopting IFRS 16 (1)	–	–	(27)	–	–	27	–	na	na	na	na	na	na
Disposals (2)	–	(93)	(100)	(120)	(25)	(22)	(360)	–	(114)	(101)	(12)	(20)	(247)
Depreciation	–	64	218	52	107	360	801	–	59	227	51	98	435
Foreign exchange and other	–	4	11	6	11	(2)	30	–	–	(2)	(1)	(1)	(4)
Balance at end of year	–	936	1,888	680	1,250	363	5,117	–	961	1,786	742	1,157	4,646
Net carrying value	112	518	593	224	519	2,217	4,183	109	573	684	231	458	2,055

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases , recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).
(2)	Includes net book value of buildings transferred to right-of-use assets.
(3)	Includes fully depreciated assets written off.
na – not applicable due to IFRS 16 adoption.